FVIT P-1

                         SUPPLEMENT DATED MARCH 20, 2008
                                TO THE PROSPECTUS
                               DATED MARCH 1, 2008
                                       OF
                         FRANKLIN VALUE INVESTORS TRUST
         (FRANKLIN ALL CAP VALUE FUND, FRANKLIN BALANCE SHEET INVESTMENT
          FUND, FRANKLIN LARGE CAP VALUE FUND, FRANKLIN MICROCAP VALUE
                      FUND, FRANKLIN MIDCAP VALUE FUND, AND
                         FRANKLIN SMALL CAP VALUE FUND)

The prospectus is amended as follows:

Effective May 1, 2008, the Franklin Balance Sheet Investment Fund will reopen to all investors.


         PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE